World Omni Auto Receivables Trust 2015-B	Exhibit 99.1
Monthly Servicer Certificate
November 30, 2015

Dates Covered
Collections Period	11/01/15 - 11/30/15
Interest Accrual Period	11/16/15 - 12/14/15
30/360 Days	30
Actual/360 Days	29
Distribution Date	12/15/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/15	977,214,185.92	47,404
Yield Supplement Overcollateralization Amount 10/31/15	44,649,866.82	0
Receivables Balance 10/31/15	1,021,864,052.74	47,404
Principal Payments	26,919,061.83	544
Defaulted Receivables	347,957.86	15
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/15	42,899,382.63	0
Pool Balance at 11/30/15	951,697,650.42	46,845

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,080,585,328.57	48,642

Pool Factor	92.04%

Prepayment ABS Speed	1.17%

Overcollateralization Target Amount	42,826,394.27
Actual Overcollateralization	34,892,070.82

Weighted Average APR	4.42%
Weighted Average APR, Yield Adjusted	6.31%
Weighted Average Remaining Term	61.91

Delinquent Receivables:
Past Due 31-60 days	9,197,108.71	447
Past Due 61-90 days	2,093,564.90	96
Past Due 91-120 days	455,835.35	18
Past Due 121 + days	0.00	0
Total	11,746,508.96	561

Total 31+ Delinquent as % Ending Pool Balance	1.23%

Recoveries	218,462.52

Aggregate Net Losses/(Gains) - November 2015	129,495.34
Current Net Loss Ratio (Annualized)	0.15%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.02%

Flow of Funds	$ Amount

Collections	30,850,178.50
Advances	41,279.58
Investment Earnings on Cash Accounts	6,231.42
Servicing Fee	(851,553.38)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	30,046,136.12

Distributions of Available Funds
(1) Class A Interest	820,655.98
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	37,911.67
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	29,187,568.47
(7) Distribution to Certificateholders	0.00
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	30,046,136.12

Servicing Fee	851,553.38
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	988,000,000.00
Original Class B	21,160,000.00

Total Class A & B
Note Balance @ 11/16/15	945,993,148.07
Principal Paid	29,187,568.47
Note Balance @ 12/15/15	916,805,579.60

Class A-1
Note Balance @ 11/16/15	152,833,148.07
Principal Paid	29,187,568.47
Note Balance @ 12/15/15	123,645,579.60
Note Factor @ 12/15/15	57.2433239%

Class A-2a
Note Balance @ 11/16/15	280,000,000.00
Principal Paid	0.00
Note Balance @ 12/15/15	280,000,000.00
Note Factor @ 12/15/15	100.0000000%

Class A-2b
Note Balance @ 11/16/15	133,000,000.00
Principal Paid	0.00
Note Balance @ 12/15/15	133,000,000.00
Note Factor @ 12/15/15	100.0000000%

Class A-3
Note Balance @ 11/16/15	234,000,000.00
Principal Paid	0.00
Note Balance @ 12/15/15	234,000,000.00
Note Factor @ 12/15/15	100.0000000%

Class A-4
Note Balance @ 11/16/15	125,000,000.00
Principal Paid	0.00
Note Balance @ 12/15/15	125,000,000.00
Note Factor @ 12/15/15	100.0000000%

Class B
Note Balance @ 11/16/15	21,160,000.00
Principal Paid	0.00
Note Balance @ 12/15/15	21,160,000.00
Note Factor @ 12/15/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	858,567.65
Total Principal Paid	29,187,568.47
Total Paid	30,046,136.12

Class A-1
Coupon	0.41000%
Interest Paid	50,477.39
Principal Paid	29,187,568.47
Total Paid to A-1 Holders	29,238,045.86

Class A-2a
Coupon	0.96000%
Interest Paid	224,000.00
Principal Paid	0.00
Total Paid to A-2a Holders	224,000.00

Class A-2b
One-Month Libor	0.19700%
Coupon	0.59700%
Interest Paid	63,961.92
Principal Paid	0.00
Total Paid to A-2b Holders	63,961.92

Class A-3
Coupon	1.49000%
Interest Paid	290,550.00
Principal Paid	0.00
Total Paid to A-3 Holders	290,550.00

Class A-4
Coupon	1.84000%
Interest Paid	191,666.67
Principal Paid	0.00
Total Paid to A-4 Holders	191,666.67

Class B
Coupon	2.15000%
Interest Paid	37,911.67
Principal Paid	0.00
Total Paid to B Holders	37,911.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.8507746
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	28.9226371
Total Distribution Amount	29.7734117

A-1 Interest Distribution Amount	0.2336916
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	135.1276318
Total A-1 Distribution Amount	135.3613234

A-2a Interest Distribution Amount	0.8000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.8000000

A-2b Interest Distribution Amount	0.4809167
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.4809167

A-3 Interest Distribution Amount	1.2416667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.2416667

A-4 Interest Distribution Amount	1.5333334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.5333334

B Interest Distribution Amount	1.7916668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7916668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 10/31/15	78,005.48
Balance as of 11/30/15	119,285.06
Change	41,279.58

Reserve Account
Balance as of 11/16/15	2,581,024.89
Investment Earnings	318.30
Investment Earnings Paid	(318.30)
Deposit/(Withdrawal)	-
Balance as of 12/15/15	2,581,024.89
Change	-

Required Reserve Amount	2,581,024.89